Share-Based Payments (Narrative) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Feb. 21, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	235,333	310,335	610,335
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation	$ 11,673	$ 19,252	$ 19,421	$ 17,361
Unrecognized share-based compensation costs	479		12,967
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation	139	$ 3,700	1,420	$ 906
Unrecognized share-based compensation costs	$ 185		$ 1,173
Expiration period (in years)	10 years		10 years
Unrecognized share-based compensation costs, period for recognition (in years)	4 years		4 years
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years		3 years
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	4 years		4 years
2011 Executive Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for delivery under plan (in shares)			3,750,000		6,250,000